Long Term Debt - Term Bank Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				5 Months Ended		1 Months Ended		6 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Apr. 20, 2012 Loan Of Subsidiary [Member]	Dec. 31, 2011 Loan Of Subsidiary [Member]	Jun. 30, 2012 First DP2 Suezmax Shuttle Tanker [Member]	Jan. 31, 2012 First DP2 Suezmax Shuttle Tanker [Member]	Jun. 30, 2012 Second DP2 Suezmax Shuttle Tanker [Member]	May 31, 2012 Second DP2 Suezmax Shuttle Tanker [Member]	Jun. 30, 2012 Term Bank Loans [Member]	Jun. 30, 2012 Loans Not In Compliance With Value To Loan Ratio [Member]	Dec. 31, 2011 Loans Not In Compliance With Value To Loan Ratio [Member]	Jun. 30, 2012 Prepayment For Asset Held For Sale [Member]	Dec. 31, 2011 Prepayment For Asset Held For Sale [Member]	Jun. 30, 2012 Prepayment For Other Loans [Member]	Dec. 31, 2011 Prepayment For Other Loans [Member]
Outstanding term loan balance, with balloon payments due at maturity between October 2016 and April 2022.	$ 484,865	$ 467,094
Debt at Carrying amount	1,515,663	1,474,166		48,125		73,600		73,600		844,937	621,021
Prepayment on loan			8,125
Potential Prepayment	65,410	98,631										61,241	56,855	37,390	8,555
Interest in subsidiary	51.00%
Balloon Payments		$ 715,484
Loan duration in years					8		8
Expected delivery date					First quarter of 2013		Second quarter of 2013
Libor plus spread minimum									1.23%
Libor plus spread maximum									3.24%